INCOME TAXES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carryforward	$ 1,684,352	$ 1,598,368
Share-based compensation	501,224	579,388
Charitable contributions	1,079	1,079
Total deferred tax assets	2,186,655	2,178,835
Less: valuation allowance	(2,129,392)	(2,132,583)	$ (670,986)
Total deferred tax assets, net	57,263	46,252
Deferred tax liabilities:
Depreciation	1,351	1,351
Accrued compensation	55,912	44,901
Total deferred tax liabilities	57,263	46,252
Net deferred tax asset or liability